(Loss) Earnings per Share - Schedule of Reconciliations of Numerators and Denominators Used to Compute Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net (loss) income	$ (15,070)	$ (164,438)	$ (5,240)
Less: net (loss) income attributable to non-controlling interests	(352)	(10,359)	2,795
Net loss attributable to Funko, Inc.	(14,718)	(154,079)	(8,035)
Net loss attributable to Funko, Inc. — diluted	$ (14,718)	$ (154,079)	$ (8,035)
Denominator:
Weighted-average shares of Class A common stock outstanding — basic (in shares)	52,043,490	48,332,401	44,554,788
Weighted-average shares of Class A common stock outstanding — diluted (in shares)	52,043,490	48,332,401	44,554,788
(Loss) earnings per share of Class A common stock — basic (in dollars per share)	$ (0.28)	$ (3.19)	$ (0.18)
(Loss) earnings per share of Class A common stock — diluted (in dollars per share)	$ (0.28)	$ (3.19)	$ (0.18)